MAJOR CUSTOMERS (Details Narrative)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Concentration risk percentage of revenue, description	No end user customers were responsible for more than 10% of our revenues	No end user customers were responsible for more than 10% of our revenues
Twenty seven Customer [Member]
Percentage of gross revenue	50.00%	50.00%
Five resellers [Member]
Percentage of sales	50.00%	50.00%